Commitments And Contingencies (ANDR) - Additional Information (Detail2) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Common Stock Shares Outstanding	35,255,013	4,678,950
Other commitment	$ 6,138